Derivative Instruments, Information of Treasury Futures Agreements (Details) - Notional Amount of Treasury Futures [Member] - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Derivative [Line Items]
Net Notional Amount	$ 483,500	$ 310,300
Fair Value	2,429	(1,774)
5 years [Member]
Derivative [Line Items]
Net Notional Amount	315,300	262,800
Fair Value	1,404	(1,009)
10 years [Member]
Derivative [Line Items]
Net Notional Amount	168,200	47,500
Fair Value	1,025	(764)
Long Positions [Member]
Derivative [Line Items]
Net Notional Amount	483,500	310,300
Long Positions [Member] | 5 years [Member]
Derivative [Line Items]
Net Notional Amount	315,300	262,800
Long Positions [Member] | 10 years [Member]
Derivative [Line Items]
Net Notional Amount	168,200	47,500
Short Positions [Member]
Derivative [Line Items]
Net Notional Amount	0	0
Short Positions [Member] | 5 years [Member]
Derivative [Line Items]
Net Notional Amount	0	0
Short Positions [Member] | 10 years [Member]
Derivative [Line Items]
Net Notional Amount	$ 0	$ 0